BASIS OF PRESENTATION (Details)	12 Months Ended
Dec. 31, 2021
La Luna Silver Gold Mines Ltd [member]
Statement [Line Items]
Subsidiary	La Luna Silver & Gold Mines Ltd.
Ownership Interest	100.00%
Jurisdiction	Canada
Nature of Operations	Holding company
La Preciosa Silver Gold Mines Ltd [member]
Statement [Line Items]
Subsidiary	La Preciosa Silver & Gold Mines Ltd.
Ownership Interest	100.00%
Jurisdiction	Canada
Nature of Operations	Holding company
Compania Minera Mexicana de Avino, S.A. de C.V. Indirect (Member)
Statement [Line Items]
Subsidiary	Compañía Minera Mexicana de Avino, S.A. de C.V. (“Avino Mexico”)
Ownership Interest	1.22%
Jurisdiction	Mexico
Nature of Operations	Mining and exploration
Oniva Silver And GoldMines SADeCV [Member]
Statement [Line Items]
Subsidiary	Oniva Silver and Gold Mines S.A. de C.V
Ownership Interest	100.00%
Jurisdiction	Mexico
Nature of Operations	Mexican administration
Nueva Vizcaya Mining, S.A. de C.V. (Member)
Statement [Line Items]
Subsidiary	Nueva Vizcaya Mining, S.A. de C.V.
Ownership Interest	100.00%
Jurisdiction	Mexico
Nature of Operations	Mexican administration
Promotora Avino, S.A. de C.V. (Member)
Statement [Line Items]
Subsidiary	Promotora Avino, S.A. de C.V. (“Promotora”)
Ownership Interest	79.09%
Jurisdiction	Mexico
Nature of Operations	Holding company
Compania Minera Mexicana de Avino, S.A. de C.V. Effective (Member)
Statement [Line Items]
Subsidiary	Compañía Minera Mexicana de Avino, S.A. de C.V. (“Avino Mexico”)
Ownership Interest	99.67%
Jurisdiction	Mexico
Nature of Operations	Mining and exploration
Compania Minera Mexicana de Avino, S.A. de C.V. Direct (Member)
Statement [Line Items]
Subsidiary	Compañía Minera Mexicana de Avino, S.A. de C.V. (“Avino Mexico”)
Ownership Interest	98.45%
Jurisdiction	Mexico
Nature of Operations	Mining and exploration